Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss) for the year	$ 23,404	$ 37,770
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of platinum and palladium bullion	(11,252)	(5,417)
Change in unrealized (gains) losses on platinum and palladium bullion	(13,595)	(33,933)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	73
Increase (decrease) in accounts payable	(106)	127
Net cash provided by (used in) operating activities	(1,476)	(1,453)
Cash flows from investing activities
Purchases of platinum and palladium bullion	(8,634)	(1,734)
Sales of platinum and palladium bullion		1,035
Net cash provided by (used in) investing activities	(8,634)	(699)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	11,472	2,424
Payments on redemption of Units (note 7)	(245)	(86)
Underwriting commissions and issue expenses	(225)	(12)
Net cash provided by (used in) financing activities	11,002	2,326
Net increase (decrease) in cash during the year	892	174
Cash at beginning of year	269	95
Cash at end of year	$ 1,161	$ 269